Investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from sale of debt securities	$ 338	$ 651	$ 0
Debt securities, unrealized investment loss position		10,209
Fair value, of investment grade		10,209
Description of price impairement,unrealized loss for debt securities	The Company owned no securities in an unrealized investment loss position under or over 12 months.
Embedded Derivatives, Increase (Decrease) in fair value	$ 295,733	(45,101)	$ 136,078
Debt securities and cash designated for Iowa	33,566	27,621
Securities on deposit other regulatory jurisdictions with a fair value	2,227	1,998
Debt securities, available for sale, unrealized loss position under 12 months	35,744	29,569
Two Securities [Member]
Debt securities, available for sale, unrealized loss position under 12 months		1,986
Debt Securities, Available-for-sale, Unrealized Loss Under 12 months		$ 12
Price impairment		6.00%
Domestic Corporate Securities [Member]
Debt securities, available for sale, unrealized loss position under 12 months	17,235	$ 16,655
U.S. Government and Agencies [Member]
Debt securities, available for sale, unrealized loss position under 12 months	9,193	8,223
Debt Securities, Available-for-sale, Unrealized Loss Over 12 months		521
Debt Securities [Member]
Debt securities, available for sale, unrealized loss position under 12 months	35,744	29,569
Residential Mortgage Backed Securities [Member]
Debt securities, available for sale, unrealized loss position under 12 months	3,234	653
Foreign Corporate Securities [Member]
Debt securities, available for sale, unrealized loss position under 12 months	$ 4,081	$ 4,038